Shareholders’ Equity (Deficit) - Schedule of Share-Based Compensation Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	$ 2,824	$ 3,391	$ 4,307
Research and development [Member]
Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	1,539	1,791	2,081
Marketing and business development [Member]
Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	291	339	383
General and administrative [Member]
Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	$ 994	$ 1,261	$ 1,843